INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Financial Information of Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Income and Comprehensive Income
Revenue	$ 7,230	$ 7,351	[1]
Cost of sales	(5,187)	(5,457)	[1]
General and administrative expense	(296)	(279)	[1]
Finance costs and other	(294)	(279)
Earnings attributable to shareholders	1,492	1,278	[1],[2]
Net Income Attributable To Pembina	370	411
Total comprehensive income attributable to shareholders	1,273	1,602	[1]
Comprehensive Income Attributable To Pembina	370	411
Balance Sheet
Current assets	987	1,013	[3]
Non-current assets	32,166	25,651	[3]
Current liabilities	1,457	1,490	[3]
Non-current liabilities	14,926	10,770	[3]
Joint ventures
Net Income and Comprehensive Income
Revenue	3,114	3,605
Cost of sales	(1,178)	(1,566)
General and administrative expense	(204)	(171)
Depreciation and amortization	(486)	(511)
Finance costs and other	(286)	(308)
Earnings attributable to shareholders	960	1,049
Total comprehensive income attributable to shareholders	960	1,049
Balance Sheet
Current assets	797	838
Non-current assets	11,379	11,667
Current liabilities	802	908
Non-current liabilities	$ 4,985	$ 5,262

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[2]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[3]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.